Property, plant and equipment - Summary of property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 36,205
Impairment losses and asset write-offs			€ 137
Property, plant and equipment at end of period	37,687	€ 36,205
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	71,819	67,449
Additions	7,695	4,839
Divestitures and disposals	(2,358)	(1,895)
Change in the scope of consolidation	93	52
Translation differences	(799)	1,354
Transfer to Assets held for sale	81	455
Other changes	(92)	475
Property, plant and equipment at end of period	76,277	71,819	67,449
Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(35,614)	(31,961)
Divestitures and disposals	2,035	1,417
Change in the scope of consolidation	(36)	(39)
Translation differences	312	(176)
Transfer to Assets held for sale	(9)	(200)
Other changes	(101)	(356)
Depreciation	5,137	4,653
Impairment losses and asset write-offs	58	46
Property, plant and equipment at end of period	(38,590)	(35,614)	(31,961)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,517
Property, plant and equipment at end of period	1,416	1,517
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,549	1,651
Additions	30	0
Divestitures and disposals	(65)	(39)
Change in the scope of consolidation	(6)	7
Translation differences	(16)	43
Transfer to Assets held for sale	40	104
Other changes	(4)	(9)
Property, plant and equipment at end of period	1,448	1,549	1,651
Land | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(32)	(17)
Divestitures and disposals	6	1
Change in the scope of consolidation	(1)	(2)
Translation differences	1	0
Transfer to Assets held for sale	0	0
Other changes	2	(2)
Depreciation	4	3
Impairment losses and asset write-offs	4	9
Property, plant and equipment at end of period	(32)	(32)	(17)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,770
Property, plant and equipment at end of period	5,472	5,770
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	10,260	10,232
Additions	368	322
Divestitures and disposals	(505)	(491)
Change in the scope of consolidation	25	(6)
Translation differences	(120)	242
Transfer to Assets held for sale	36	168
Other changes	123	129
Property, plant and equipment at end of period	10,115	10,260	10,232
Buildings | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,490)	(4,169)
Divestitures and disposals	397	250
Change in the scope of consolidation	0	2
Translation differences	30	(26)
Transfer to Assets held for sale	(4)	(84)
Other changes	(46)	(11)
Depreciation	543	583
Impairment losses and asset write-offs	(5)	37
Property, plant and equipment at end of period	(4,643)	(4,490)	(4,169)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	20,339
Property, plant and equipment at end of period	18,919	20,339
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	49,691	45,548
Additions	1,693	3,133
Divestitures and disposals	(1,496)	(1,018)
Change in the scope of consolidation	66	(10)
Translation differences	(521)	862
Transfer to Assets held for sale	5	158
Other changes	1,299	1,334
Property, plant and equipment at end of period	50,727	49,691	45,548
Plant, machinery and equipment | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(29,352)	(26,520)
Divestitures and disposals	1,418	1,012
Change in the scope of consolidation	(35)	(15)
Translation differences	252	(150)
Transfer to Assets held for sale	(5)	(112)
Other changes	(49)	(158)
Depreciation	3,989	3,633
Impairment losses and asset write-offs	58	0
Property, plant and equipment at end of period	(31,808)	(29,352)	(26,520)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,943
Property, plant and equipment at end of period	6,363	4,943
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,656	6,074
Additions	2,123	367
Divestitures and disposals	(292)	(280)
Change in the scope of consolidation	(5)	60
Translation differences	(67)	19
Transfer to Assets held for sale	0	7
Other changes	30	423
Property, plant and equipment at end of period	8,445	6,656	6,074
Other assets | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,713)	(1,231)
Divestitures and disposals	214	154
Change in the scope of consolidation	0	(24)
Translation differences	28	3
Transfer to Assets held for sale	0	(4)
Other changes	(9)	(185)
Depreciation	601	434
Impairment losses and asset write-offs	1	0
Property, plant and equipment at end of period	(2,082)	(1,713)	(1,231)
Advances and tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,636
Property, plant and equipment at end of period	5,517	3,636
Advances and tangible assets in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,663	3,944
Additions	3,481	1,017
Divestitures and disposals	0	(67)
Change in the scope of consolidation	13	1
Translation differences	(75)	188
Transfer to Assets held for sale	0	18
Other changes	(1,540)	(1,402)
Property, plant and equipment at end of period	5,542	3,663	3,944
Advances and tangible assets in progress | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(27)	(24)
Divestitures and disposals	0	0
Change in the scope of consolidation	0	0
Translation differences	1	(3)
Transfer to Assets held for sale	0	0
Other changes	1	0
Depreciation	0	0
Impairment losses and asset write-offs	0	0
Property, plant and equipment at end of period	€ (25)	€ (27)	€ (24)